Concentration of Risks - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014 Customer Concentration Risk Customer	Dec. 31, 2013 Customer Concentration Risk Customer	Dec. 31, 2012 Customer Concentration Risk Customer	Dec. 31, 2014 Bandwidth and Cabinet Resources Supplier Concentration Risk	Dec. 31, 2013 Bandwidth and Cabinet Resources Supplier Concentration Risk	Dec. 31, 2012 Bandwidth and Cabinet Resources Supplier Concentration Risk	Dec. 31, 2014 Bandwidth and Cabinet Resources Customer Concentration Risk Largest single customer Maximum	Dec. 31, 2013 Bandwidth and Cabinet Resources Customer Concentration Risk Largest single customer Maximum	Dec. 31, 2012 Bandwidth and Cabinet Resources Customer Concentration Risk Largest single customer Maximum	Dec. 31, 2014 PRC Credit Concentration Risk USD ($)	Dec. 31, 2014 PRC Credit Concentration Risk CNY	Dec. 31, 2013 PRC Credit Concentration Risk CNY	Dec. 31, 2014 Outside the PRC Credit Concentration Risk USD ($)	Dec. 31, 2014 Outside the PRC Credit Concentration Risk CNY	Dec. 31, 2013 Outside the PRC Credit Concentration Risk USD ($)
Concentration Risk [Line Items]
Cash and cash equivalents and short-term investments, deposited with major financial institution													$ 250,997	1,557,334	1,450,939	$ 45,352	281,387	$ 251,387
Concentration of risk, percentage				7.00%	16.00%	22.00%	21.00%	23.00%	23.00%	4.00%	4.00%	4.00%
Number of customers who contributed more than 4% of Company's revenue				0	0	0
Appreciation of RMB against US$	(0.40%)	3.00%	0.20%